SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 29, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents		$ 0	$ 0	$ 0
Net proceeds of sale of the units in the public offering			226,000,000
Maximum allowed dissolution expenses		$ 100,000		$ 100,000
Percentage of redeem of public shares		100.00%		100.00%
Federal Depository Insurance Coverage		$ 250,000		$ 250,000
Offering costs		$ 16,664,843		$ 16,664,843
Temporary equity, ordinary shares subject to possible redemption		3,050,335		23,000,000
Unrecognized tax benefits		$ 0	0	$ 0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0	$ 0	$ 0
IPO
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net proceeds of sale of the units in the public offering	$ 230,000,000
Private Placement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net proceeds of sale of the units in the public offering	$ 234,600,000
Class A ordinary shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Temporary equity, ordinary shares subject to possible redemption		3,050,335	23,000,000	23,000,000
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Temporary equity, ordinary shares subject to possible redemption		3,050,335	23,000,000	23,000,000		23,000,000